Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies [Line Items]
2017	$ 1,298
2018	1,032
2019	658
2020	490
2021	444
Thereafter	55
Total	3,977
Operating Lease Amounts [Member]
Commitments And Contingencies [Line Items]
2017	1,427
2018	1,161
2019	658
2020	490
2021	444
Thereafter	55
Total	4,235
Sublease Income [Member]
Commitments And Contingencies [Line Items]
2017	(129)
2018	(129)
2019
2020
2021
Thereafter
Total	$ (258)